Virtus FORT Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated December 22, 2022, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to Virtus FORT Trend Fund, each dated January 28, 2022

Important Notice to Investors

FORT, L.P. has announced that Yves Balcer will be retiring and therefore, effective January 1, 2023, he will step down as a portfolio manager of Virtus FORT Trend Fund (the “Fund”) and Sumit Kumar will be added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Sanjiv Kumar, Portfolio Manager and co-founder of FORT. Dr. Kumar has served as a Portfolio Manager of the fund since September 2020.

> Sumit Kumar, Portfolio Manager and Managing Director of FORT. Mr. Kumar has served as a Portfolio Manager of the fund since January 2023.

In the “Management of the Fund” section under the heading “Portfolio Management” beginning on page 15 of the Fund’s statutory prospectus, the biography of Yves Balcer will be removed and the following biography for Sumit Kumar will be added:

Sumit Kumar is a Portfolio Manager, a Managing Director since 2017 and the senior member of the Office of the Chief Investment Officer since 2018 at FORT. Mr. Kumar helps manage equity market neutral program at FORT, which he helped establish in 2008. He assists the founders in evaluating new strategies, increases the robustness of the infrastructure used to evaluate the work of the research team, and assists other departmental leaders in the development of firm infrastructure to implement new strategies. Prior to this role Mr. Kumar was the Chief Technology Officer, overseeing FORT’s IT infrastructure, actively designing and developing real-time securities trading and data analysis solutions, and overseeing the software development team. Prior to joining FORT in 2004, Mr. Kumar worked as a systems engineer at AT&T Labs. Mr. Kumar received an MS in industrial and management engineering from Montana State University, Bozeman and a Bachelor of Technology degree in industrial engineering from the Indian Institute of Technology, Kharagpur.

Investors should retain this supplement with the prospectuses for future reference.

VOT 8567/FORT Trend Fund PM Change (12/2022)

Virtus FORT Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated December 22, 2022, to the Virtus Opportunities Trust Statement of Additional Information (“SAI”), applicable to Virtus FORT Trend Fund, dated January 28, 2022

Important Notice to Investors

FORT, L.P. has announced that Yves Balcer will be retiring and therefore, effective January 1, 2023, he will step down as a portfolio manager of Virtus FORT Trend Fund (the “Fund”) and Sumit Kumar will be added as a portfolio manager of the Fund.

The first paragraph in the “Portfolio Managers” section under the heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 83 of the SAI will be replaced with the following:

As described in the Fund’s prospectus, the portfolio managers responsible for the Fund are Sanjiv Kumar (since September 2020) and Sumit Kumar (since January 2023).

The disclosure in the “Other Accounts Managed (no Performance-Based Fees)” table on page 83 of the SAI will be amended by removing the reference to Yves Balcer. In addition, a row showing the information for Sumit Kumar will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sumit Kumar*	1	$127mm	3	$342mm	3	$204mm

*As of September 30, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 83 of the SAI is hereby amended by removing the reference to Yves Balcer. In addition, a row showing the information for Sumit Kumar will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sumit Kumar*	0	N/A	2	$244mm	7	$247mm

*As of September 30, 2022.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 84 of the SAI is hereby amended by removing the reference to Yves Balcer. In addition, a row showing the information for Sumit Kumar will be added to reflect the following information and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Sumit Kumar*	N/A	$1 - $10,000

*As of September 30, 2022. Sumit Kumar became Portfolio Manager of the Trend Fund effective January1, 2023.

Investors should retain this supplement with the SAI for future reference.

VOT 8567B FORT Trend PM Change (12/2022)